Accounts Receivable, Net (Details) - Schedule of Changes Allowance for Doubtful Accounts - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Changes Allowance For Doubtful Accounts Abstract
Beginning balance	$ 1,522,739	$ 762,992
Additional reserve through bad debt expense	26,518	820,352
Exchange rate difference	(90,019)	(60,605)
Ending balance	$ 1,459,238	$ 1,522,739